Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include those of the company and its subsidiaries, Cerevel Therapeutics Inc., Cerevel Therapeutics LLC and Cerevel MA Securities Corporation, after elimination of all intercompany accounts and transactions. The accompanying unaudited condensed consolidated financial statements and notes hereto have been prepared in conformity with the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial reporting and, therefore, omit or condense certain footnotes and other information normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) as set forth in the Financial Accounting Standards Board’s (FASB) accounting standards codification. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the FASB.

In the opinion of management, all adjustments necessary for a fair statement of the financial information, which are of a normal and recurring nature, have been made for the interim periods reported. Results of operations for the three months ended March 31, 2021 and 2020, are not necessarily indicative of the results for the entire fiscal year or any other period. The condensed consolidated financial statements for the three months ended March 31, 2021 and 2020, have been prepared on the same basis as and should be read in conjunction with the audited consolidated financial statements and notes included in our Annual Report.

As a result of the Business Combination Transaction, the shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the Exchange Ratio established in the Business Combination Agreement. For additional information on the Business Combination Transaction and the Exchange Ratio, please read Note 3, Business Combination, to our audited consolidated financial statements included in our Annual Report.

Basis of Presentation

The accompanying consolidated financial statements include those of the company and its subsidiaries, Cerevel Therapeutics Inc., Cerevel Therapeutics LLC and Cerevel MA Securities Corporation, after elimination of all intercompany accounts and transactions. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

As a result of the Business Combination Transaction, the shares and corresponding capital amounts and loss per share related to Old Cerevel’s outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination Transaction have been retroactively restated to reflect the Exchange Ratio establish in the Business Combination Agreement.

For additional information on the Business Combination Transaction and the Exchange Ratio, please read Note 3, Business Combination, to these consolidated financial statements.

Segment Information

Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. Our CODM is our Chairperson of the Board of Directors and Chief Executive Officer. We have determined that we operate as a single operating segment and have one reportable segment. All of our long-lived assets are held in the United States.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires us to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions made in the accompanying condensed consolidated financial statements include, but are not limited to, the fair value of the Equity Commitment and Share Purchase Option, the fair value of stock options, the recoverability of our net deferred tax assets and the related valuation allowance and the accrual for research and development expense. The impact on accounting estimates and judgments on our financial condition and results of operations due to COVID-19 has introduced additional uncertainties. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances change. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, the fair value of preferred and common stock, the fair value of the Equity Commitment, the fair value of the Share Purchase Option, the fair value of stock options, the recoverability of the Company’s net deferred tax assets and the related valuation allowance and our accruals for research and development expense. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances change. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all short-term, highly liquid investments with original maturities of 90 days or less at the date of purchase to be cash equivalents. As of December 31, 2020 and 2019, our cash equivalents consist primarily of amounts invested in money market accounts.

Restricted Cash

Restricted Cash

In connection with our entering into the lease agreement for our headquarters in Cambridge, MA, in July 2019 we were required to provide a security deposit in the form of a letter of credit. We have classified this amount as restricted cash within our consolidated balance sheet as of March 31, 2021 and December 31, 2020.

Restricted Cash

In connection with our entering into the lease agreement for our headquarters in Cambridge, MA, in July 2019 we were required to provide a security deposit in the form of a letter of credit. We have classified this amount as restricted cash within our consolidated balance sheet as of December 31, 2020 and 2019. Restricted cash was classified as a non-current asset as the associated lease term expires more than 12 months from December 31, 2020.

A reconciliation of the cash, cash equivalents and restricted cash reported within our consolidated balance sheets that sum to the total of the amounts shown in the consolidated statements of cash flows is as follows:

(In thousands)	As of December 31, 2020	As of December 31, 2019
Cash and cash equivalents	$383,623	$79,551
Restricted cash	4,200	4,131

Total cash, cash equivalents and restricted cash	$387,823	$83,682

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash, cash equivalents and restricted cash. All of our cash deposits are maintained at a large, creditworthy financial institution. Our deposits at times may significantly exceed federally insured limits. We do not believe that we are subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. We do not have any significant off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization, subject to review for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Purchased assets that are not yet in service are recorded to construction-in-process and no depreciation expense is recorded. Once the assets are placed in service, they are reclassified to the appropriate asset class.

Depreciation and amortization expense is recognized using the straight-line method over the following estimated useful lives:

Asset Category	Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of useful life or remaining lease term

Costs of major additions and improvements are capitalized and amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in the determination of net income or loss. The cost of normal, recurring, or periodic repairs and maintenance activities are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Our long-lived assets consist primarily of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that we consider in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, we compare forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. To date, we have not recorded any impairment losses on long-lived assets.

Leases

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), issued to increase transparency and comparability among organizations related to their leasing activities. This standard established a right-of-use model that requires all lessees to recognize right-of-use assets and lease liabilities on their balance sheet that arise from leases as well as provide disclosures with respect to certain qualitative and quantitative information related to a company’s leasing arrangements to meet the objective of allowing users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. We adopted this standard effective at Inception.

We determine if an arrangement is a lease at contract inception. Operating lease assets represent our right to use an underlying asset for the lease term and operating lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at the commencement date of the lease based upon the present value of lease payments over the lease term. When determining the lease term, we include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We use the implicit rate when readily determinable and use our incremental borrowing rate when the implicit rate is not readily determinable based upon the information available at the commencement date of the respective leases in determining the present value of the lease payments. Our incremental borrowing rate is determined using a secured borrowing rate for the same currency and term as the associated lease.

The lease payments used to determine our operating lease assets may include lease incentives, stated rent increases and escalation clauses linked to rates of inflation when determinable and are recognized in our operating lease assets in our consolidated balance sheets.

Our operating leases are reflected in operating lease assets and operating lease liabilities, current portion and operating lease liabilities, net of current portion in our consolidated balance sheets. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term and included in operating expenses in our consolidated statements of operations and comprehensive loss.

For additional information on the adoption of the new leasing standards, please read Note 10, Leases, to these consolidated financial statements.

Fair Value Measurements

Fair Value Measurements

Certain of our assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three categories:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies, and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by us in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying amounts reflected in our consolidated balance sheets for cash and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair values, due to their short-term nature. We believe that the carrying value of the Equity Commitment and Share Purchase Option approximated their fair value based on Level 3 inputs throughout 2020 until these instruments were terminated upon closing of the Business Combination Transaction.

Fair Value of Equity Commitment and Share Purchase Option

Fair Value of Equity Commitment and Share Purchase Option

The Equity Commitment and Share Purchase Option were free-standing financial instruments that may have required us to transfer equity upon settlement or exercise, respectively, and were recorded at fair value on the Formation Transaction Date. The fair value of each financial instrument on the Formation Transaction Date was allocated to the Series A-1 Preferred Stock, Series A-2 Preferred Stock and Series A Common Stock.

We revalued these financial instruments each reporting period until the Equity Commitment and Share Purchase Option were terminated upon completion of the Business Combination Transaction. Changes in fair value of the Equity Commitment and Share Purchase Option were recognized as a component of other income (expense), net in our consolidated statements of operations and comprehensive loss through their termination upon closing of the Business Combination Transaction. We classified the fair value of the remaining Equity Commitment and the Share Purchase Option as an asset or a liability in our consolidated balance sheets.

Changes in the fair value of these instruments resulted from changes to one or multiple inputs, including adjustments to the discount rates, expected volatility and dividend yield as well as changes in the amount and timing of the anticipated future funding required in settlement of the Equity Commitment and upon exercise of the Share Purchase Option and the fair value of our preferred and common shares expected to be exchanged for that additional funding. Immediately prior to the closing of the Business Combination Transaction, these financial instruments were adjusted to their final fair value of zero and were terminated upon Closing.

For additional information on the Business Combination Transaction, please read Note 3, Business Combination, to these consolidated financial statements. For additional information on the valuation methodology for the Equity Commitment and Share Purchase Option, please read Note 7, Equity Commitment and Share Purchase Option, to these consolidated financial statements.

Offering Costs

Offering Costs

We capitalize certain underwriting, legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ (deficit) equity as a reduction of additional paid-in capital generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in our consolidated statements of operations and comprehensive loss.

Revenues

Revenues

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred and title has passed, the price is fixed or determinable, and collectability is reasonably assured. We are a clinical stage company and have had no revenues to date.

Research and Development Expense

Research and Development Expense

Research and development expenses include costs incurred in connection with the preclinical and clinical development of our product candidates including employee-related expenses, consisting of salaries, benefits and equity-based compensation for personnel engaged in our research and development activities, fees paid to other entities that conduct certain research and development activities on our behalf, as well as certain indirect costs incurred in support of overall research and development activities including facilities, depreciation and technology expenses.

Payments we make for research and development services prior to the services being rendered are recorded as prepaid assets in our consolidated balance sheets and are expensed as the services are provided. We estimate and accrue the value of goods and services received from CROs and other third parties each reporting period based on estimates of the level of services performed and progress in the period when we have not received an invoice from such organizations. When evaluating the adequacy of the accrued liabilities, we analyze progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. We reassess and adjust our accruals as actual costs become known or as additional information becomes available. Our historical accrual estimates have not been materially different from the actual costs.

Patent Costs

Patent Costs

All patent-related costs incurred in connection with filing and prosecuting patent applications are recorded as general and administrative expenses in our accompanying statement of operations and comprehensive loss.

Equity-Based Compensation

Equity-Based Compensation

We determine the fair value of each award issued under our equity-based compensation plan on the date of grant. We recognize compensation expense for service-based awards on a straight-line basis over the requisite service period which generally approximates the vesting term. For service-based awards with performance or market conditions, we recognize compensation expense on a straight-line basis over the requisite service period for each separate vesting portion of the award, with the amount of compensation expense recognized at any date at least equaling the portion of the grant-date fair value of the award that is vested at that date. Equity-based compensation expense for awards with performance conditions are recognized to the extent we determine that the condition is considered probable to be met. We reassess the probability of achieving these performance conditions each reporting period until the date such conditions are settled. Cumulative adjustments are recorded each period to reflect the estimated outcome of the performance condition.

We elected to account prospectively for forfeitures as they occur rather than apply an estimated forfeiture rate to equity-based compensation expense. We classify equity-based compensation expense in our consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s salary and related costs are classified or in which the award recipient’s service payments are classified, as applicable.

Determination of the Fair Value – Preferred and Common Stock

Prior to the completion of the Business Combination Transaction, given the absence of an active market for our common stock, we were required to estimate the fair value of the company’s common stock at the time of each grant of an equity-based award. We utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation, to estimate the fair value of our common stock. Each valuation methodology includes estimates and assumptions that require judgment. These estimates and assumptions included a number of objective and subjective factors in determining the value of our common stock at each grant date, including the following factors:

•	prices paid for our convertible preferred stock and common stock, and the rights, preferences, and privileges associated with our convertible preferred stock and common stock;

•	the progress of our research and development efforts, including the status of preclinical studies and planned clinical trials for our investigational medicines;

•	our stage of development and projected growth;

•	the fact that the grants of equity-based awards involved illiquid securities in a private company;

•	the likelihood of achieving a liquidity event for the common stock underlying the equity-based awards, such as an initial public offering (IPO), given prevailing market conditions;

•	the analysis of IPOs and the market performance of similar companies in the biotechnology and pharmaceutical industries;

•	the valuation of publicly traded companies in the life sciences and biotechnology sectors; and

•	any external market conditions affecting the biotechnology industry, and trends within the biotechnology industry.

We used a hybrid methodology that combines both an income approach and a market approach to estimate the business enterprise value and our total equity value to calculate the fair value of our preferred stock and common stock during 2019 and throughout 2020, until completion of the Business Combination Transaction. A probability-weighted discounted cash flow analysis was first prepared reflecting multiple scenarios for future outcomes associated with the acquired product candidates in order to estimate the cash flows associated with estimated liquidity events (i.e., an IPO). We also used a PWERM to determine the fair value of pre-IPO funding scenarios. We then used a market approach to estimate the value as of each potential date of liquidity, resulting in an estimate of the total equity value, including the value of planned future funding. The value of the preferred stock and common stock was then estimated using an option pricing method, allocating total equity value based on an assumed future liquidity date, the liquidation preference of the preferred stock and the assumed funding in each scenario. Each of these scenarios was probability-weighted based on the expected outcomes to arrive at a final estimated fair value per share of the common stock.

Subsequent to the closing of the Business Combination Transaction, our board of directors determines the fair value of each share of common stock underlying stock-based awards based on the closing price of our common stock as reported by Nasdaq on the date of grant.

We believe our methodologies are reasonable based upon our internal peer company analyses and further supported by transactions involving our preferred stock. If different assumptions had been made, equity-based compensation expense, consolidated net loss and consolidated net loss per share could have been significantly different.

Determination of Fair Value – Stock Option Awards

Subsequent to the closing of the Business Combination Transaction, we estimate the fair value of our stock option awards using the Black Scholes method utilizing the “simplified method,” for determining the expected life of the award, which is based on the mid-point between the vesting date and the end of the contractual term as all options granted after becoming a public entity will be granted “at-the-money.” We determine the volatility for options granted based on an analysis of reported data for a peer group of companies. The expected volatility of granted options has been determined using a weighted-average of the historical volatility measures of this peer group of companies. We will continue to apply this method until a sufficient amount of historical information regarding the volatility of our own stock price becomes available. The risk-free interest rate utilized in our calculations is based on a treasury instrument whose term is consistent with the expected life of the stock options. The expected dividend yield is assumed to be zero as we have never paid dividends and do not have current plans to pay any dividends on our common stock.

Prior to the closing of the Business Combination Transaction, we estimated the fair value of the stock option awards on the date of grant using the option pricing method, which is a variant of an income approach. The option pricing method was used given that a portion of the option awards have an exercise price that is considered to be “deeply out of the money,” The option pricing method incorporated the probability of the performance and market conditions being met and adjustments to the estimated life and value of the options to reflect the necessary growth in the common share value for such shares to become exercisable. Given that the common stock represented a non-marketable equity interest in a private enterprise, an adjustment was made to account for the lack of liquidity that a stockholder would experience. This adjustment is commonly referred to as a discount for lack of marketability.

As there was no public market for our common stock prior to the closing of the Business Combination Transaction, we determined the volatility for options granted based on an analysis of reported data for a peer group of companies. The expected volatility of granted options were determined using a weighted-average of the historical volatility measures of this peer group of companies. The expected life of options for these awards were determined by probability-weighting the calculated expected life of the option at each month the option was eligible to be at- or in-the-money to estimate the overall adjusted expected life. We did not utilize the “simplified method” to determine expected life as this method is not valid for options that are “deeply out of the money.” The risk-free interest rate utilized in our calculations is based on a treasury instrument whose term is consistent with the expected life of the stock options. The expected dividend yield is assumed to be zero as we have never paid dividends and does not have current plans to pay any dividends on our common stock.

In June 2018, the FASB issued an ASU No. 2018-07 Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. This standard expanded the scope of ASC Topic 718, Compensation—Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. Prior to the adoption of this standard, the measurement date for non-employee awards was generally the date the services are completed, resulting in financial reporting period adjustments to stock-based compensation during the vesting terms for changes in the fair value of the awards. We adopted this standard effective January 1, 2019. Upon adoption, the measurement date for non-employee awards is the date of grant without changes in the fair value of the award.

For additional information on the assumptions used in determining the grant date fair value of equity-based awards granted, as well as a summary of the equity-based award activity under our equity-based compensation plans for the years ended December 31, 2020 and 2019, please read Note 12, Equity-Based Compensation to these consolidated financial statements.

Common Stock Warrants and Derivative Financial Instruments

Common Stock Warrants and Derivative Financial Instruments

We review any common stock purchase warrants and other freestanding derivative financial instruments at each balance sheet date and account for them based on an assessment of the specific terms of the instrument and applicable authoritative guidance in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480).

Our assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

We classify freestanding derivative financial instruments that are indexed in our own stock as:

a)

Equity if they (i) require physical settlement or net-share settlement, or (ii) give the company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), or

b)

Assets or liabilities if they (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the company’s control), or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement)

We assess classification of our common stock warrants and other freestanding derivatives at each reporting date to determine whether a change in classification is required. Warrants to purchase an aggregate of 5,149,666 shares were issued by ARYA as part of the units sold in its IPO in June 2020. We determined that our 4,983,314 outstanding public warrants satisfied the criteria for classification as equity instruments as of March 31, 2021, and December 31, 2020, respectively.

We determined our 166,333 private placement warrants were immaterial as of December 31, 2020. In certain circumstances, the identity of the holder may result in different settlement amounts, and therefore our private placement warrants are not considered indexed in our own stock in the manner contemplated by ASC Section 815-40-15. Accordingly, we reclassified our private placement warrants as long-term liabilities in our condensed consolidated balance sheet as of March 31, 2021.

Common Stock Warrants and Derivative Financial Instruments

We review any common stock purchase warrants and other freestanding derivative financial instruments at each balance sheet date and account for them based on an assessment of the specific terms of the instrument and applicable authoritative guidance in accordance with ASC 480, Distinguishing Liabilities from Equity (ASC 480).

The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

We classify freestanding derivative financial instruments that are indexed in our own stock as:

a)

Equity if they (i) require physical settlement or net-share settlement, or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), or

b)

Assets or liabilities if they (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control), or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement)

We assess classification of our common stock warrants and other freestanding derivatives at each reporting date to determine whether a change in classification is required. Warrants to purchase an aggregate of 5,149,666 shares were issued by ARYA as part of the units sold in its IPO in June 2020. We determined that our 4,983,314 outstanding public common stock purchase warrants satisfied the criteria for classification as equity instruments at December 31, 2020. Our 166,333 private placement warrants were determined to be immaterial as of December 31, 2020. For additional information related to our warrants, please read Note 11, Stockholders’ Equity, to these consolidated financial statements.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in our tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax basis of existing assets and liabilities and for loss and credit carryforwards using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes.

We assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax benefit (provision), net. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

We account for uncertain tax positions recognized in the consolidated financial statements by prescribing a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Income tax benefit (provision), net includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of two components: net loss and other comprehensive loss, which includes other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. There were no items qualifying as other comprehensive loss; accordingly, comprehensive loss equaled total net loss for the years ended December 31, 2020 and 2019.

Net Loss Per Share

Net Loss per Share

We calculate earnings per share in accordance with ASC 260, Earnings per Share. The two-class method of computing earnings per share is required for entities that have participating securities. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for common stock equivalents.

Diluted net loss per share is calculated by adjusting the net loss of the company for cumulative preferred stock dividends. Diluted net loss per share is calculated by adjusting the weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period. For purposes of the dilutive net loss per share applicable to common stockholders calculation, warrants, stock options and unvested restricted stock are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share applicable to common stockholders, as their effect would be anti-dilutive due to the fact that we were in a net loss position for the periods presented; therefore, basic and diluted net loss per share applicable to common stockholders were the same for the period presented.

Subsequent Event Considerations

Subsequent Event Considerations

We consider events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required. For additional information on our evaluation of subsequent events, please read Note 19, Subsequent Events, to these consolidated financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

We are an “emerging growth company” (EGC), as defined in the Jumpstart Our Business Startups Act (JOBS Act) and we may choose to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. We may take advantage of these exemptions until the company is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for complying with new or revised accounting standards. We have elected to use the extended transition period for complying with new or revised accounting standards and as a result of this election, our consolidated financial statements may not be comparable to companies that comply with public company effective dates. We may take advantage of these exemptions until we no longer qualify as an EGC.

For additional information related to our other significant accounting policies, please read Note 4, Summary of Significant Accounting Policies, to our audited consolidated financial statements included in our Annual Report.

Emerging Growth Company Status

We are an “emerging growth company” (EGC), as defined in the Jumpstart Our Business Startups Act (JOBS Act) and we may choose to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. We may take advantage of these exemptions until the company is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for complying with new or revised accounting standards. We have elected to use the extended transition period for complying with new or revised accounting standards and as a result of this election, our consolidated financial statements may not be comparable to companies that comply with public company effective dates. We may take advantage of these exemptions until we no longer qualify as an EGC.

Recent Accounting Guidance

Recent Accounting Guidance

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the company as of the specified effective date. Unless otherwise discussed, the company believes that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Collaborative Arrangements

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This standard clarifies that certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 when the collaborative arrangement participant is a customer for a promised good or service that is distinct within the collaborative arrangement. The guidance also precludes entities from presenting amounts related to transactions with a collaborative arrangement participant that is not a customer as revenue, unless those transactions are directly related to third-party sales. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact on our consolidated financial statements as we have had no transactions applicable to this guidance; however, the standard may impact how we account for certain business transactions in the future.

Credit Losses

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Statements (ASU 2016-13). The new standard requires that expected credit losses relating to financial assets measured on an amortized cost basis and available-for-sale debt securities be recorded through an allowance for credit losses. It also limits the amount of credit losses to be recognized for available-for-sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. We adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact on our consolidated financial statements.

Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. The standard simplifies various aspects of the income tax accounting guidance in Topic 740, including the elimination of exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. We adopted this standard effective January 1, 2021. The adoption of this standard did not have a material impact on our consolidated financial statements.